Commitments and Contingencies (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Commitments and Contingencies
Amount of long-term purchase commitments or arrangements	$ 0	$ 0	$ 0